ISSUED CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Schedule of common shares
The following table details the Common Shares of the Company as of December 31:

	2025	2024	2023
Authorized Common Shares (nominal value of US$0.01 per share)	265,430,000	—	—
Issued shares	230,863,624	206,942,440	206,942,440
Weighted-average shares basic and diluted, recasted	216,117,656	206,942,440	206,942,440